RESTRICTED CASH (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
RESTRICTED CASH
Restricted cash	$ 514,546	$ 514,828
Other
RESTRICTED CASH
Restricted cash	13,765	14,047
IKE [Member]
RESTRICTED CASH
Restricted cash	85,008	85,008
Duke [Member]
RESTRICTED CASH
Restricted cash	77,812	77,812
JOY [Member]
RESTRICTED CASH
Restricted cash	$ 337,961	$ 337,961